Pension, Savings, And Other Employee Benefits (Schedule of Plans' Benefit Obligations And Plan Assets)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,387,755,000		$ 1,685,384,000
Other liabilities	(644,681,000)		(603,898,000)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	693,716,000		766,947,000
Service cost	56,000	[1]	63,000	[1]	14,800,000	[1]
Interest cost	34,915,000		32,361,000		33,040,000
Plan amendments	0		0
Actuarial (gain)/loss	157,619,000	[2],[3]	(78,617,000)	[2],[3]
Actual benefits paid	(27,462,000)		(27,038,000)
Expected Medicare Part D reimbursement	0		0
Special termination benefits	1,009,000		0
Benefit obligation, end of year	859,853,000		693,716,000		766,947,000
Fair value of plan assets, beginning of year	640,605,000		633,972,000
Actual return on plan assets	78,491,000		28,699,000
Employer contributions	3,915,000		4,972,000
Actual benefits paid - settlement payments	0		(1,160,000)
Actual benefits paid - other payments	(27,462,000)		(25,878,000)
Fair value of plan assets, end of year	695,549,000		640,605,000		633,972,000
Funded status of the plans - underfunded	(164,304,000)		(53,111,000)
Other assets	0		0
Other liabilities	(164,304,000)		(53,111,000)
Net asset/(liability) at end of year	(164,304,000)		(53,111,000)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	38,464,000		54,716,000
Service cost	207,000	[1]	460,000	[1]	467,000	[1]
Interest cost	1,754,000		2,033,000		2,298,000
Plan amendments	0		(10,678,000)
Actuarial (gain)/loss	(3,293,000)	[2],[3]	(7,237,000)	[2],[3]
Actual benefits paid	(1,804,000)		(1,030,000)
Expected Medicare Part D reimbursement	0		200,000
Special termination benefits	0		0
Benefit obligation, end of year	35,328,000		38,464,000		54,716,000
Fair value of plan assets, beginning of year	16,360,000		14,288,000
Actual return on plan assets	973,000		2,659,000
Employer contributions	1,110,000		443,000
Actual benefits paid - settlement payments	(1,804,000)		(1,030,000)
Actual benefits paid - other payments	0		0
Fair value of plan assets, end of year	16,639,000		16,360,000		14,288,000
Funded status of the plans - underfunded	(18,689,000)		(22,104,000)
Other assets	11,882,000		9,158,000
Other liabilities	(30,571,000)		(31,262,000)
Net asset/(liability) at end of year	$ (18,689,000)		$ (22,104,000)

[1]	2014 and 2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.
[2]	2013 change in other benefits actuarial (gain)/loss driven by a change in the retiree medical plan.
[3]	2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.